Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
16.	Cash and Cash Equivalents

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Cash on hand and in banks (Note 28)	10,616	9,526
Temporary cash investments (Note 28)	13,291	30,711
	23,907	40,237

Cash in banks earn interest at prevailing bank deposit rates.  Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates.  Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments.  See Note 28 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php269 million, Php560 million and Php1,022 million for the years ended December 31, 2021, 2020 and 2019, respectively.  See Note 5 – Income and Expenses.